Share-Based Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Share-Based Compensation
(25)	Share-based Compensation

(a)	2022 Options

On August 12, 2022, AIFU granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of AIFU (equivalent to 10,000 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between AIFU and the option grantees, the options are scheduled to vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.68) (equivalent to US$92.2 (RMB672) per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) and an intrinsic value of US$0.002 (RMB0.01) (equivalent to US$0.80 (RMB4) per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) per ordinary share on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the year ended June 30, 2025, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value US$
Outstanding as of June 30, 2023	—	—	—	—
Addition due to acquisition of AIFU	10,000	92.2	4.69	—
Outstanding as of June 30, 2024	10,000	92.2	4.69	—
Forfeited	(33)
Outstanding as of June 30, 2025	9,967	92.2	3.69

As certain independent director resigned from the Board during the year, the Board approved the acceleration of vesting for all the option granted to the independent director, effective on their resignation date. Options to purchase 33 shares were forfeited for the year ended June 30, 2025.

For the years ended June 30, 2024 and 2025, share-based compensation expenses of RMB1,103 and RMB1,306 were recognized in connection with the 2022 Options, respectively. As of June 30, 2025, unrecognized share-based compensation expense related to unvested share options granted to the independent directors was nil.

(b)	Restricted Share Units (“RSUs”)

MAAS’s RSU

On November 19, 2024, the board of the directors of the Company approved the grant of 3,000,000 RSUs to the new chairwoman of the board. Each RSU represented a right to receive one ADS of the Company, with every two ADS representing three Class A ordinary shares. Giving effect to our subsequent ADR facility termination and 1-for-90 reverse share split, the grant was adjusted to 50,000 RSUs, with each RSU representing a right to receive one post-split Class A ordinary share. Pursuant to the agreement entered into between the Company and the grantee, the RSUs are scheduled to vest over a three-year service period starting from the date of grant, with 33.0% to vest on the first anniversary, 33.5% on the second anniversary, and 33.5% on the third anniversary of the grant date from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured based on the grant-date market price of the Company’s ADS at US$0.3067 (equivalent to US$18.4 per post-split Class A ordinary shares).

During the first half of 2025, the Board of the Company approved the grant of a total of 40,002,240 RUSs to certain management and employees as their severance compensation, with each RSU representing the right to receive one ADS. These RSUs were vested immediately upon grant. Following the termination of our ADR facility and Share Consolidation, these vested RSUs were adjusted to 666,704 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. The fair value of the RSUs was measured as the grant-date market price of the AIFU’s stock.

A summary of the activity of the service-based RSUs for the year ended June 30, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$
Unvested as of June 30, 2023 and 2024	—	—
Granted	716,704	6,522
Vested	(666,704)
Forfeited	—
Unvested as of June 30, 2025	50,000	—

AIFU’s RSU

In August of 2023, AIFU granted 536,990 ADSs (“RSUs”) at par value to one of its executive officers. Each RSU represented a right to receive one ADS of AIFU, with each ADS representing 20 Class A ordinary shares. Giving effect to the subsequent termination of AIFU’s ADS facility and its 1-for-400 reverse share split, the grant was adjusted to 26,850 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the option agreement entered into between AIFU and the RSUs grantee, the RSUs are scheduled to vest over a five-year service period, with 5,000 RSUs, 5,000 RSUs, 6,850 RSUs, 5,000 RSUs and the remaining 5,000 RSUs to vest on June 30 of each of the years from 2024 to 2028, respectively, subject to the continuous service of the RSU grantee. The Group recorded a share-based compensation expense of RMB2,600 in general and administrative expenses for the six months ended June 30, 2024. The expense was calculated based on the fair value of the RSUs, which was determined using market price of AIFU’s ADSs of US$6.35 (equivalent to US$127 per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) at the grant date.

On July 15, 2024, AIFU granted additional 268,200 RSUs to one of its executive officers. Each RSU represented a right to receive one ADS of AIFU. Giving effect to the subsequent termination of AIFU’s ADS facility and its 1-for-400 reverse share split, the grant was adjusted to 13,410 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the agreement entered into between AIFU and the grantee, the RUSs shall vest over a two-year service period starting from the date of grant. Upon resignation of this executive office in September 30, 2024, the Board has approved the immediate vesting of a portion of the RSUs representing 40,000 post-split Class A ordinary shares, subject to a lock up period of 30 months and the remaining RSUs granted to him were forfeited. The fair value of the RSUs was measured based on the grant-date market price of AIFU’s ADS at US$1.42 (equivalent to US$28.4 per post-split Class A ordinary shares).

On November 17, 2024, AIFU granted 1,000,000 RSUs to the chairwoman of the board of directors of AIFU, with each RSU represented a right to receive one ADS of AIFU. Giving effect to the subsequent ADR facility termination and 1-for-400 reverse share split, the grant was adjusted to 50,000 RSUs, with each RSU representing a right to receive one post-split Class A ordinary share. Pursuant to the agreement entered into between AIFU and the grantee, the RSUs shall vest over a three-year service period, with 30% to vest on the first anniversary, 30% on the second anniversary, and 40% on the third anniversary of the grant date from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured based on the grant-date market price of AIFU’s ADS at US$1.14 (equivalent to US$22.6 per post-split Class A ordinary shares).

During the first half of 2025, the board of the directors of AIFU approved the grant of a total of 11,000,000 RSUs to certain departing management and employees as severance compensation, representing rights to receive 11,000,000 ADSs. Giving effect to the subsequent ADR facility termination and 1-for-400 reverse share split, the grant was adjusted to 550,000 RSUs, representing rights to receive 550,000 Class A ordinary shares. The RSUs were fully vested upon gran. The fair value was measured based on the grant-date market price of AIFU’s stock.

A summary of the activity of the service-based RSUs for the year ended June 30, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$

Unvested as of June 30, 2023	—	—
Granted	—	—
Addition due to acquisition of AIFU	26,850	3,410
vested	—	—
Forfeited	—	—
Unvested as of June 30, 2024	26,850	—
Granted	613,410	4,862
Vested	(599,205)
Forfeited	(260)
Unvested as of June 30, 2025	40,795	—

The Group recorded share-based compensation expense of RMB2,600 and RMB 90,375 in connection with the RSUs for the year ended June 30, 2024 and 2025, respectively. As of June 30, 2025, unrecognized share-based compensation expense related to unvested RSUs granted to the executive offices is RMB6,651, which is expected to be recognized over a weighted-average period of 2.4 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c)	Million Dollar Round Table Options (“MDRT Options”)

2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, the board of directors of AIFU granted share options, or the 2023 MDRT Options, to its independent high-performing agents to purchase up to 13,680,000 ordinary shares of the Company(equivalent to 34,000 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Company and the option grantees, the options are scheduled to vest over a two-year service period starting from the date of the grant, with 50% and the remaining 50% of the options to vest on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options will expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$20 (RMB140) and an intrinsic value of US$125 (RMB888) per Class A ordinary share on the date of grant giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025.

2024 Million Dollar Round Table Options1 (“2024 MDRT Options 1”)

On April 16, 2024, the board of directors of AIFU granted share options to certain MDRT agents or the 2024 MDRT Option to purchase up to 18,088,000 ordinary shares of the Company (equivalent to 45,220 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$47.24 (RMB343.28) and an intrinsic value of US$20.0 (RMB148) per ordinary share on the date of grant giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025.

2024 Million Dollar Round Table Options 2 (“2024 MDRT Options 2”)

During the year of 2024, the board of directors of AIFU granted share options to certain newly recruited agents and sales team leaders to purchase up to 8,330,000 ordinary shares of the Company (equivalent to 20,825 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Company and the option grantees, the options are scheduled to vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options to vest on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option will expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$20 (RMB1145.36) and an intrinsic value with range of US$28 (RMB192) to US$64 (RMB344) per ordinary share on the date of grant giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the MDRT Options on the grant date were as follows:

Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date (Note vi)	US$115.84~US$119.88	US$33.36~US$33.56	US$28.44~US$48.16

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

 The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.

(v)	Exercise multiple:

 The exercise multiple was estimated based on empirical studies.

(vi)	Fair value of options on grant date:

 The amount was adjusted giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025.

A summary of share options outstanding as of June 30, 2025, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	—	—	—	—
Addition due to acquisition of AIFU	87,795	34.03	3.59	3,192
Exercised	—	—	—	—
Forfeited	(24,403)	—	—	—
Outstanding as of June 30, 2024	63,392	28.76	3.09	467
Granted	6,500	47.24
Exercised	(525)	—	—	—
Forfeited	(37,472)	—	—	—
Outstanding as of June 30, 2025	31,895	33.32	2.0	—

For the year ended June 30, 2024, share-based compensation expense of RMB4,026 was recognized in connection with the MDRT Options. During the year ended June 30, 2025, as the performance conditions for the outstanding share options were not met, the remaining unvested MDRT Options were forfeited, leading to the reversal of related share-based compensation expense of RMB2,976, which had initially been recognized in fiscal year 2024. As of June 30, 2025, unrecognized share-based compensation expense related to unvested MDRT Options is nil.

(d)	2024 Share Options (“2024 Options”)

On February 20, 2024, the Company granted share options (“2024 Options”), to certain directors, executive officers, employees and top agents of the Group to purchase up to 100,193 Class A ordinary shares of the Company as a supplement of salary and benefit packages. Pursuant to the share incentive program entered into between the Company and the option grantees, the options are scheduled to vest over a one-year service period starting from March 31, 2025, subject to the achievement of certain key performance indicators by the option grantees and their continuous service with the Group. As the required performance indicators were not met during the year, the associated share options were fully forfeited. Consequently, the share-based compensation expense that had been recognized in fiscal year 2024 was reversed in fiscal year 2025.